Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash and Cash Equivalents
The following table provides a breakdown for cash and cash equivalents:

(Euro thousands)	At December 31,
	2021	2020
Cash on hand	1,651	535
Bank balances	458,140	316,756
Total cash and cash equivalents	459,791	317,291